Fair value (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value measurement of assets [text block]

	Carrying value			Fair value
in 000€	2020	2019	2018	2020	2019	2018
Financial assets
Debt instruments measured at amortized cost
Trade receivables (current)	30,871	40,977	36,891	30,871	40,977	36,891
Other financial assets (non-current)	712	580	1,530	712	580	1,530
Other current non-trade receivables	1,618	1,676	1,461	1,618	1,676	1,461
Cash & cash equivalents	111,538	128,897	115,506	111,538	128,897	115,506
Total debt instruments	144,739	172,130	155,388	144,739	172,130	155,388
Financial assets at fair value through profit or loss
Derivatives	23	9	117
Convertible loan	6,203	2,750
Total financial assets measured at fair value	6,226	2,759	117
Equity instruments designated at fair value through OCI
Non-listed equity investments	3,842	3,046	2,701	−	−	−
Total Equity instruments designated at fair value through OCI	3,842	3,046	2,701	−	−	−

Disclosure of fair value measurement of liabilities [text block]
	Carrying value			Fair value
in 000€	2020	2019	2018	2020	2019	2018
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	115,110	127,939	106,037	116,843	128,930	105,026
Trade payables	17,698	18,517	18,667	17,698	18,517	18,667
Other liabilities excl. written put option on NCI	1,275	3,187	778	1,275	3,187	778
Total financial liabilities measured at amortized cost	134,083	149,643	125,482	135,816	150,634	124,471
Financial liabilities measured at fair value
Contingent consideration	−	−	450	−	−	−
Cash settled share based payments	1,223	−	786	−	−	−
Written put option on NCI	875	875	845	−	−	−
Derivatives	140	478	194	−	−	−
Total financial liability measured at fair value	2,238	1,353	2,275	−	−	−
Total non-current	98,543	112,549	94,521	−	−	−
Total current	37,778	38,447	33,236	−	−	−

Disclosure of financial assets at fair value through profit or loss [text block]
Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2020	2019	2018
As at 1 January	2,750
Addition	2,830	2,500	−
Remeasurement	316	−	−
Capitalized interests	307	250	−
As at 31 December	6,203	2,750	−

Disclosure of financial liabilities at fair value through profit or loss [text block]
Written Put Option on NCI RapdFit+	Fair Value Evolution
in 000€	2020	2019	2018
As at 1 January	875	845	788
Remeasurement	−	30	57
As at 31 December	875	875	845